CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,318,263)	$ (5,451,579)	$ (8,383,453)	$ (8,376,834)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	75,441	39,579	113,777	3,790
Amortization	139,022	69,877	162,568	107,830
Stock-based compensation expense	61,390	2,546,135	2,591,168	1,279,273
Non-cash interest expense				6,704,522
Change in fair value of derivative liability				(5,406,220)
Gain on extinguishment of debt				(193,350)
Changes in operating assets and liabilities:
Accounts receivable	5,685	(2,560)	(13,652)	(4,960)
Prepaid expenses and other current assets	220,762	656,310	915,969	758,669
Deposits				(7,900)
Accounts payable and accrued expenses	(38,937)	(191,132)	(155,552)	(781,500)
Lease liability	(116,666)	(110,080)	(223,929)	244,505
NET CASH USED IN OPERATING ACTIVITIES	(2,971,566)	(2,443,450)	(4,993,104)	(5,672,175)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(24,483)	(187,881)	(214,765)	(575,663)
Payments for right of use asset				(21,352)
Patent costs incurred	(58,649)	(83,129)	(189,425)	(197,276)
NET CASH USED IN INVESTING ACTIVITIES	(83,132)	(271,010)	(404,190)	(794,291)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock and warrants, net of issuance costs	3,423,784	3,021,556	12,546,949
Proceeds from convertible notes payable, net of original issue discount of $500,000				4,500,000
Proceeds from exercise of warrants				390,000
Payments of finance agreement	(230,073)	(280,500)	(450,691)	(942,532)
Payments of placement agent fee			(155,000)	(315,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,193,711	2,741,056	11,941,258	3,632,468
NET INCREASE IN CASH	139,013	26,596	6,543,964	(2,833,998)
CASH - BEGINNING OF PERIOD	7,827,487	1,283,523	1,283,523	4,117,521
CASH - END OF PERIOD	7,966,500	1,310,119	7,827,487	1,283,523
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest	9,381	11,634	18,640	30,491
Income taxes
Non-cash investing and financing activities:
Debt discount related to derivative liability				5,000,000
Notes payable converted to common stock				5,000,000
Adjustment to liabilities assumed in acquisition				74,025
Financing agreement entered into for prepaid insurance			383,455	467,500
Right of use asset added for operating lease				$ 642,523